Schedule of Investments (unaudited) June 30, 2020	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.6%
Klabin SA	1,895,400	$7,017,827
Suzano SA(a)	982,828	6,585,241

		13,603,068

Canada — 9.2%
Canfor Corp.(a)	353,808	3,057,504
Interfor Corp.(a)	387,828	3,257,527
West Fraser Timber Co. Ltd.	290,952	10,194,001

		16,509,032

Finland — 10.0%
Metsa Board OYJ(b)	580,554	3,925,336
Stora Enso OYJ, Class R	579,798	6,922,258
UPM-Kymmene OYJ	244,674	7,068,000

		17,915,594

Ireland — 4.1%
Smurfit Kappa Group PLC	220,158	7,358,769

Japan — 12.3%
Daio Paper Corp.(b)	345,600	4,612,912
Nippon Paper Industries Co. Ltd.	302,400	4,226,901
Oji Holdings Corp.	1,490,400	6,921,170
Sumitomo Forestry Co. Ltd.	496,800	6,230,434

		21,991,417

South Africa — 1.4%
Sappi Ltd.(a)	1,580,094	2,465,401

Sweden — 15.7%
BillerudKorsnas AB	504,792	7,230,549
Holmen AB, Class B(a)	220,158	7,023,013
Svenska Cellulosa AB SCA, Class B(a)	1,168,992	13,902,456

		28,156,018

United Kingdom — 4.0%
Mondi PLC	378,054	7,055,905

Security	Shares	Value

United States — 35.5%
CatchMark Timber Trust Inc., Class A	281,070	$2,487,470
Domtar Corp.	159,138	3,359,403
International Paper Co.	208,224	7,331,567
PotlatchDeltic Corp.(b)	379,080	14,416,412
Rayonier Inc.	578,880	14,350,435
Westrock Co.	256,338	7,244,112
Weyerhaeuser Co.	639,576	14,364,877

		63,554,276

Total Common Stocks — 99.8% (Cost: $230,685,267)		178,609,480

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	2,506,158	2,509,416

Total Short-Term Investments — 1.4% (Cost: $2,509,180)		2,509,416

Total Investments in Securities — 101.2% (Cost: $233,194,447)		181,118,896

Other Assets, Less Liabilities — (1.2)%		(2,084,763)

Net Assets — 100.0%		$179,034,133

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,102,893	403,265	2,506,158	$2,509,416	$6,378	(b)	$3,742		$(654)
BlackRock Cash Funds: Treasury, SL Agency Shares	454,000	(454,000)	—	—	54		—		—

				$2,509,416	$6,432		$3,742		$(654)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$178,609,480	$—	$—	$178,609,480
Money Market Funds	2,509,416	—	—	2,509,416

	$181,118,896	$—	$—	$181,118,896

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